Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Apr. 14, 2021	Oct. 31, 2020
Summary of Significant Accounting Policies
Cash equivalents	$ 0	$ 0
Transaction costs	782,812			$ 23,731,835
Underwriting commissions or discounts	762,300			8,400,000
Deferred underwriters' commissions				14,700,000
Other offering costs	20,512			$ 631,835
Deferred offering costs	94,992
Forgiveness of deferred underwriting fees	4,462,500
Initial Public Offering
Summary of Significant Accounting Policies
Transaction costs	24,012,335
Underwriting commissions or discounts	8,500,000
Deferred underwriters' commissions	14,875,000
Other offering costs	$ 637,335
Over-allotment option
Summary of Significant Accounting Policies
Transaction costs			$ 280,500
Underwriting commissions or discounts			100,000
Deferred underwriters' commissions			175,000
Other offering costs			$ 5,500